UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 01/31/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock                                                              BLACKROCK
Natural Resources Trust

SEMI-ANNUAL REPORT
JANUARY 31, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Trust Summary ............................................................     4
About Trust Performance ..................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Information ....................................................     7
Financial Statements:
  Schedule of Investments ................................................     8
  Statement of Assets and Liabilities ....................................    11
  Statement of Operations ................................................    12
  Statements of Changes in Net Assets ....................................    13
Financial Highlights .....................................................    14
Notes to Financial Statements ............................................    18
Proxy Results ............................................................    23
Officers and Trustees ....................................................    23
BlackRock Fund Information ...............................................    24
Mutual Fund Family .......................................................    26


2       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter the new year with no relief. While most major market indexes managed to post positive returns in 2007, January proved to be a trying month as fears of an economic recession swelled.

The Federal Reserve Board (the "Fed"), after cutting interest rates 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. The Fed, responding to a slowing economy and continued fallout from the subprime mortgage crisis, cut interest rates 75 basis points in a rare unscheduled session on January 22, and quickly followed with another 50-basis-point cut at its regular meeting on January 30. This brought the target short-term interest rate to 3% as of the conclusion of this reporting period. In a statement accompanying its action, the central bank cited "a deepening housing contraction" and "considerable stress in the credit markets."

To be sure, subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The reverberations continue to be felt as stocks grapple with recession fears, heightened volatility and weakening earnings growth. Small-cap and value-oriented stocks suffered most in 2007, while large-cap and growth-oriented stocks fared better. International markets, which outperformed the U.S. in 2007, generally experienced greater declines in January as investors grew increasingly risk averse.

The reaction has been similar in fixed income markets, with fears related to the economic slowdown, housing collapse and subprime fallout prompting a flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.67% by the end of January, while prices correspondingly rose. The tax-exempt bond market set a new-issuance record in 2007, but has struggled with additional concerns around the creditworthiness of bond insurers.

Against this volatile backdrop, the major benchmark indexes posted mixed results for the current reporting period:

Total Returns as of January 31, 2008                                                    6-month      12-month
=============================================================================================================
U.S. equities (S&P 500 Index)                                                            -4.32%        -2.31%
-------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             -7.51         -9.79
-------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        -7.52         +0.22
-------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                 +6.82         +8.81
-------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           +3.71         +4.93
-------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      +1.34         -0.44
-------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate the current uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Trust Summary

Portfolio Management Commentary

      How did the Fund perform?

o Fund returns for the six-month period ended January 31, 2008 significantly outpaced those of the broad-market S&P 500 Index and the MSCI Natural Resources Index. Given the Fund's focus on natural resources stocks, we deem this MSCI index a more comparable means for measuring Fund performance.

      What factors influenced performance?

o Solid security selection was the primary contributor to Fund performance. Stock selection was particularly strong within the integrated oil & gas, equipment & services and exploration & production sectors.

o Additionally, as the Fund did not own any steel companies, this boosted relative returns. The Fund also was overweight in exploration & production stocks relative to the MSCI Natural Resources Index, which helped return comparisons for the period.

o Conversely, the favorable stock selection in equipment & services was overshadowed by negative results from overweighting this industry, which as a group underperformed. Security selection within diversified metals & mining hindered relative results as well, but neither of these negative factors was enough to derail the Fund's strong outperformance for the period.

      Describe recent portfolio activity.

o The Fund typically has low turnover, consistent with our philosophy and process. As such, changes to the portfolio during the period were minimal.

o Notable purchases included Tristar Oil & Gas Ltd., and significant sales included CanArgo Energy Corp.

      Describe Fund positioning at period-end.

o Relative to the MSCI Natural Resources Index, the Fund ended the period substantially overweight in exploration & production companies and underweight in integrated oil & gas companies. It also was overweight in the equipment & services and drilling segments.

o Our long-term investment outlook remains relatively unchanged. Long-term supply/demand dynamics continue to appear favorable and many groups in the sector continue to trade at a substantial discount relative to our long-term commodity price projections. While many investors have become concerned that high prices, combined with a U.S. economic slowdown, will have a significant impact on global oil demand, we believe these concerns are overstated. We remain aggressively positioned to take advantage of favorable valuation opportunities across the natural resources complex.

Expense Example

                                                Actual                                              Hypothetical**
                         ----------------------------------------------------    ---------------------------------------------------
                           Beginning         Ending                                Beginning         Ending
                         Account Value    Account Value       Expenses Paid      Account Value    Account Value      Expenses Paid
                         Aug. 1, 2007     Jan. 31, 2008    During the Period*    Aug. 1, 2007     Jan. 31, 2008   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ........      $1,000          $1,044.70             $4.02             $1,000          $1,021.27            $3.97
Investor A ...........      $1,000          $1,043.40             $5.36             $1,000          $1,019.96            $5.30
Investor B ...........      $1,000          $1,039.40             $9.30             $1,000          $1,016.08            $9.20
Investor C ...........      $1,000          $1,039.30             $9.41             $1,000          $1,015.97            $9.30
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Trust, expenses are equal to the annualized expense ratio for the class (.78% for Institutional, 1.04% for Investor A, 1.81% for Investor B and 1.83% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Trust's Institutional and Investor A Shares compared to growth of an investment in the MSCI Natural Resources Index and the S&P 500(R) Index. Values are from January 1998 to January 2008:

                                                      MSCI Natural
                  Institutional       Investor A         Resources       S&P 500
                       Shares*+         Shares*+          Index+++       Index++
1/98                    $10,000           $9,475           $10,000       $10,000
1/99                     $8,287           $7,828            $9,681       $13,249
1/00                    $10,563           $9,953           $11,902       $14,620
1/01                    $14,436          $13,569           $12,419       $14,488
1/02                    $13,321          $12,485           $11,387       $12,149
1/03                    $13,772          $12,883           $10,143        $9,352
1/04                    $18,224          $16,997           $13,750       $12,586
1/05                    $24,892          $23,159           $17,637       $13,370
1/06                    $41,738          $38,736           $24,568       $14,757
1/07                    $39,211          $36,302           $27,019       $16,899
1/08                    $50,771          $46,885           $32,445       $16,509

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Trust invests primarily in equity securities of domestic and foreign companies with substantial natural resource assets.
++ This unmanaged Index covers the 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.
+++ This unmanaged Index is comprised of all global securities classified as natural-resource related securities.

Performance Summary for the Period Ended January 31, 2008

                                                                              Average Annual Total Returns*
                                                      ------------------------------------------------------------------------------
                                                              1 Year                      5 Years                     10 Years
                                                      ---------------------        ---------------------        --------------------
                                        6-Month        w/o sales    w/sales        w/o sales     w/sales        w/o sales   w/sales
                                     Total Returns      charge      charge          charge       charge          charge     charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ....................      +4.47%          +29.48%         --          +29.82%          --           +17.64%        --
Investor A .......................      +4.34           +29.15      +22.37%         +29.48       +28.09%          +17.34     +16.71%
Investor B .......................      +3.94           +28.17      +23.67          +28.49       +28.34           +16.61     +16.61
Investor C .......................      +3.93           +28.12      +27.12          +28.49       +28.49           +16.43     +16.43
S&P 500 Index ....................      -4.32           - 2.31          --          +12.04           --           + 5.14         --
MSCI Natural Resources Index .....      +0.33           +20.08          --          +26.18           --           +12.49         --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Trust Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        5

About Trust Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Trust may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Trust expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on August 1, 2007 and held through January 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Trust and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Trust and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Portfolio Information

As of January 31, 2008

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Transocean, Inc. ................................................       3.8%
EOG Resources, Inc. .............................................       3.8
Murphy Oil Corp. ................................................       3.8
Devon Energy Corp. ..............................................       3.5
National Oilwell Varco, Inc. ....................................       2.7
Apache Corp. ....................................................       2.5
Chevron Corp. ...................................................       2.4
Exxon Mobil Corp. ...............................................       2.3
Weatherford International Ltd. ..................................       2.2
Suncor Energy, Inc. .............................................       2.2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil & Gas Exploration & Production ..............................       19.0%
Integrated Oil & Gas ............................................       14.9
Canadian Independents ...........................................       13.4
Oil & Gas Equipment & Services ..................................       11.3
Oil & Gas Drilling ..............................................       10.0
--------------------------------------------------------------------------------
      For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

--------------------------------------------------------------------------------
                                                                      Percent of
                                                                      Long-Term
Geographic Allocation                                                Investments
--------------------------------------------------------------------------------
United States ...................................................       63.4%
Canada ..........................................................       19.9
Cayman Islands ..................................................        4.5
Brazil ..........................................................        3.0
France ..........................................................        2.4
Australia .......................................................        1.7
Italy ...........................................................        1.5
China ...........................................................        1.5
Hong Kong .......................................................        1.0
United Kingdom ..................................................        0.6
Greece ..........................................................        0.5
--------------------------------------------------------------------------------


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        7

Schedule of Investments as of January 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
Australia -- 1.6%
Metals & Mining -- 1.6%
Alumina Ltd.                                           153,800     $    724,321
BHP Billiton Ltd.                                       60,500        2,028,552
Newcrest Mining Ltd.                                   162,000        5,128,240
-------------------------------------------------------------------------------
Total Common Stocks in Australia                                      7,881,113
===============================================================================
Brazil -- 2.8%
Metals & Mining -- 1.1%
Companhia Vale do Rio Doce (Common
  Shares) (a)(e)                                       174,000        5,216,520
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.1%
Petroleo Brasileiro SA (a)                              49,600        5,512,544
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.6%
Votorantim Celulose e Papel SA                         100,000        2,955,000
-------------------------------------------------------------------------------
Total Common Stocks in Brazil                                        13,684,064
===============================================================================
Canada -- 18.9%
Canadian Independents -- 14.3%
Addax Petroleum Corp.                                   44,300        1,783,825
Canadian Natural Resources Ltd.                         85,600        5,474,205
Compton Petroleum Corp. (c)                            192,800        1,856,856
Crew Energy, Inc. (c)                                  270,700        2,504,659
Cyries Energy, Inc. (c)                                 88,928          710,326
Ember Resources, Inc. (c)                               74,288          103,584
EnCana Corp.                                           123,622        8,149,535
Husky Energy, Inc.                                     106,400        4,407,326
Kereco Energy Ltd. (c)                                 116,068          447,371
MGM Energy Corp. (c)                                     3,000            6,962
Nexen, Inc.                                            118,600        3,394,815
Niko Resources Ltd.                                     21,800        1,847,914
Oilexco, Inc. (c)                                       82,000        1,047,000
Pan Orient Energy Corp. (c)                            224,000        2,657,079
Paramount Resources Ltd. (c)                            75,000        1,107,017
Petro-Canada Inc.                                      116,800        5,308,086
ProEx Energy Ltd. (c)                                  140,653        1,958,397
Suncor Energy, Inc.                                    114,200       10,736,995
TUSK Energy Corp. (c)                                  673,096        1,052,498
Talisman Energy, Inc.                                  601,800        9,506,049
TriStar Oil and Gas Ltd. (c)                           222,959        2,797,952
UTS Energy Corp. (c)                                   282,500        1,496,838
Uranium One, Inc. (c)                                  120,000          834,221
                                                                   ------------
                                                                     69,189,510
-------------------------------------------------------------------------------
Energy Equipment & Services -- 0.2%
Sikanni Services Ltd. (c)                            1,430,000          284,846
Trican Well Service Ltd.                                42,500          576,938
                                                                   ------------
                                                                        861,784
-------------------------------------------------------------------------------
Gold -- 1.1%
Barrick Gold Corp.                                      51,800        2,672,933
Eldorado Gold Corp. (c)                                404,500        2,658,931
                                                                   ------------
                                                                      5,331,864
-------------------------------------------------------------------------------
Metals & Mining -- 2.8%
Franco-Nevada Corp.                                     75,000        1,419,252
Goldcorp, Inc.                                         124,682        4,636,847
HudBay Minerals, Inc. (c)                              195,000        3,587,122
Inmet Mining Corp.                                      12,700          933,226
Teck Cominco Ltd. Class B                               84,964        2,773,886
                                                                   ------------
                                                                     13,350,333
-------------------------------------------------------------------------------
Oil & Gas Equipment & Services -- 0.5%
Tesco Corp. (c)                                        106,300        2,405,394
-------------------------------------------------------------------------------
Total Common Stocks in Canada                                        91,138,885
===============================================================================
Cayman Islands -- 4.3%
Oil & Gas Drilling -- 3.8%
Transocean, Inc.                                       150,909       18,501,443
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.5%
Coastal Energy Co. (c)                                 500,000        2,285,743
-------------------------------------------------------------------------------
Total Common Stocks in the Cayman Islands                            20,787,186
===============================================================================
China -- 1.4%
Metals & Mining -- 1.4%
Aluminum Corp. of China Ltd. (a)                       188,500        6,831,240
-------------------------------------------------------------------------------
Total Common Stocks in China                                          6,831,240
===============================================================================
France -- 2.3%
Integrated Oil & Gas -- 1.4%
Total SA (a)                                            90,800        6,608,424
-------------------------------------------------------------------------------
Oil & Gas Equipment & Services -- 0.9%
Technip SA (a)                                          64,975        4,140,545
-------------------------------------------------------------------------------
Total Common Stocks in France                                        10,748,969
===============================================================================
Greece -- 0.5%
Marine -- 0.5%
Aegean Marine Petroleum Network, Inc.                   72,300        2,363,487
-------------------------------------------------------------------------------
Total Common Stocks in Greece                                         2,363,487
===============================================================================
Hong Kong -- 0.9%
Oil & Gas Exploration & Production -- 0.9%
CNOOC Ltd. (a)                                          31,400        4,575,922
-------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                      4,575,922
===============================================================================
Italy -- 1.5%
Integrated Oil & Gas -- 0.3%
Eni SpA (a)                                             19,250        1,242,203
-------------------------------------------------------------------------------
Oil & Gas Drilling -- 1.2%
Saipem SpA                                             164,500        5,707,714
-------------------------------------------------------------------------------
Total Common Stocks in Italy                                          6,949,917
===============================================================================
United Kingdom -- 0.5%
Energy Equipment & Services -- 0.3%
Acergy SA (a)                                           85,000        1,547,850
-------------------------------------------------------------------------------
Integrated Oil & Gas -- 0.2%
BP Plc (a)                                              18,600        1,185,750
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                             2,733,600
===============================================================================


8       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
United States -- 60.1%
Chemicals -- 0.6%
E.I. du Pont de Nemours & Co.                           33,400     $  1,509,012
Praxair, Inc.                                           18,000        1,456,380
Tronox, Inc. Class B                                     2,478           18,139
                                                                   ------------
                                                                      2,983,531
-------------------------------------------------------------------------------
Energy Equipment & Services -- 6.0%
Cameron International Corp. (c)                        186,200        7,496,412
Dresser-Rand Group, Inc. (c)                           179,800        5,699,660
Dril-Quip, Inc. (c)                                     56,000        2,718,240
National Oilwell Varco, Inc. (c)                       218,866       13,182,299
                                                                   ------------
                                                                     29,096,611
-------------------------------------------------------------------------------
Independent Power Producers & Energy
Traders -- 0.0%
Dynegy, Inc. Class A (c)                                 2,656           18,645
-------------------------------------------------------------------------------
Integrated Oil & Gas -- 13.0%
Chevron Corp.                                          139,591       11,795,439
ConocoPhillips                                         112,475        9,033,992
Exxon Mobil Corp.                                      129,328       11,173,939
Hess Corp.                                              64,800        5,885,784
Marathon Oil Corp.                                     142,400        6,671,440
Murphy Oil Corp.                                       247,400       18,193,796
                                                                   ------------
                                                                     62,754,390
-------------------------------------------------------------------------------
Metals & Mining -- 1.2%
Alcoa, Inc.                                             22,900          757,990
Newmont Mining Corp.                                     9,100          494,494
Southern Copper Corp.                                   45,800        4,297,872
                                                                   ------------
                                                                      5,550,356
-------------------------------------------------------------------------------
Oil & Gas Drilling -- 5.0%
Diamond Offshore Drilling, Inc.                         46,600        5,262,538
ENSCO International, Inc.                               30,900        1,579,608
Helmerich & Payne, Inc.                                 95,200        3,733,744
Hercules Offshore, Inc. (c)                             61,300        1,412,965
Nabors Industries Ltd. (c)                              67,600        1,840,072
Noble Corp.                                            141,800        6,206,586
Pride International, Inc. (c)                           70,700        2,241,897
Rowan Cos., Inc.                                        50,000        1,702,000
                                                                   ------------
                                                                     23,979,410
-------------------------------------------------------------------------------
Oil & Gas Equipment & Services -- 9.9%
BJ Services Co.                                         96,000        2,088,000
Baker Hughes, Inc.                                     105,000        6,817,650
Complete Production Services, Inc. (c)                  39,100          621,690
Exterran Holdings, Inc. (c)                                521           33,990
FMC Technologies, Inc. (c)                             142,600        6,867,616
Grant Prideco, Inc. (c)                                 46,100        2,294,858
Halliburton Co.                                        145,400        4,822,918
Oil States International, Inc. (c)                      73,400        2,573,404
Schlumberger Ltd.                                       75,800        5,719,868
Smith International, Inc.                               97,400        5,280,054
Weatherford International Ltd. (c)                     174,726       10,799,814
                                                                   ------------
                                                                     47,919,862
-------------------------------------------------------------------------------
Oil & Gas Exploration & Production -- 18.1%
Apache Corp.                                           126,760       12,097,974
Bill Barrett Corp. (c)                                  10,600          442,762
Cabot Oil & Gas Corp. Class A                           88,200        3,412,458
Carrizo Oil & Gas, Inc. (c)                             59,100        2,876,988
Cimarex Energy Co.                                      21,094          860,846
Devon Energy Corp.                                     196,898       16,732,392
EOG Resources, Inc.                                    210,900       18,453,750
Forest Oil Corp. (c)                                    45,800        2,071,076
Mariner Energy, Inc. (c)                                37,065          928,849
Newfield Exploration Co. (c)                            69,000        3,441,720
Noble Energy, Inc.                                      63,800        4,630,604
Occidental Petroleum Corp.                             117,100        7,947,577
Range Resources Corp.                                  156,900        8,193,318
SandRidge Energy, Inc. (c)(e)                           86,500        2,632,195
Southwestern Energy Co. (c)                             31,000        1,733,210
XTO Energy, Inc.                                        25,125        1,304,992
                                                                   ------------
                                                                     87,760,711
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 3.0%
Arch Coal, Inc.                                         36,000        1,584,000
Consol Energy, Inc.                                     68,200        4,978,600
Patriot Coal Corp. (c)                                  13,920          553,320
Peabody Energy Corp.                                   139,200        7,519,584
                                                                   ------------
                                                                     14,635,504
-------------------------------------------------------------------------------
Refining, Marketing & Transportation -- 1.7%
Holly Corp.                                             28,000        1,355,760
Sunoco, Inc.                                            25,400        1,579,880
Valero Energy Corp.                                     89,000        5,267,910
                                                                   ------------
                                                                      8,203,550
-------------------------------------------------------------------------------


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        9

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

Common Stocks                                           Shares          Value
===============================================================================
United States (concluded)
Utilities -- 1.6%
Equitable Resources, Inc.                              102,000     $  5,686,500
Williams Cos., Inc.                                     67,200        2,148,384
-------------------------------------------------------------------------------
                                                                      7,834,884
-------------------------------------------------------------------------------
Total Common Stocks in the United States                            290,737,454
Total Common Stocks
(Cost -- $186,367,988) -- 94.8%                                     458,431,837
===============================================================================

===============================================================================
Warrants
===============================================================================
Canada -- 0.0%
Energy Equipment & Services -- 0.0%
Sikanni Services Ltd. (expires 9/30/2008)              715,000                7
-------------------------------------------------------------------------------
Total Warrants (Cost -- $0) -- 0.0%                                           7
===============================================================================

===============================================================================
                                                    Beneficial
Short-Term Securities                                 Interest        Value
===============================================================================
BlackRock Liquidity Series,
  LLC Cash Sweep Series, 4.49% (b)(d)              $24,902,333     $ 24,902,333
BlackRock Liquidity Series, LLC
  Money Market Series, 4.16% (b)(d)(f)               7,220,000        7,220,000
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $32,122,333) -- 6.6%                                        32,122,333
===============================================================================
Total Investments
(Cost -- $218,490,321*) -- 101.4%                                  $490,554,177

Liabilities in Excess of Other Assets -- (1.4%)                      (6,737,718)
                                                                   ------------
Net Assets -- 100.0%                                               $483,816,459
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 218,648,812
                                                                  =============
      Gross unrealized appreciation ..........................    $ 275,203,914
      Gross unrealized depreciation ..........................       (3,298,549)
                                                                  -------------
      Net unrealized appreciation ............................    $ 271,905,365
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                Net            Interest
      Affiliate                                               Activity          Income
      ---------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      $11,422,720       $512,393
      BlackRock Liquidity Series, LLC Money Market Series    $(3,192,500)      $ 34,943
      ---------------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Rates shown are the effective yields as of January 31, 2008.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


10       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Statement of Assets and Liabilities

As of January 31, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $7,083,550)
  (identified cost -- $186,367,988) ..............................................................................    $ 458,431,844
Investments at value -- affiliated (identified cost -- $32,122,333) ..............................................       32,122,333
Foreign currency at value (cost -- $1,280,356) ...................................................................        1,272,195
Beneficial interest sold receivable ..............................................................................          657,041
Dividends receivable .............................................................................................          234,220
Interest receivable -- affiliated ................................................................................              488
Securities lending income receivable .............................................................................            3,686
Prepaid expenses and other assets ................................................................................          152,120
                                                                                                                      -------------
Total assets .....................................................................................................      492,873,927
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral received at value -- securities loaned ................................................................        7,220,000
Beneficial interest redeemed payable .............................................................................        1,121,300
Other affiliates .................................................................................................          264,443
Investment advisory fees payable .................................................................................          258,189
Service and distribution fees payable ............................................................................          190,503
Other liabilities ................................................................................................            2,545
                                                                                                                      -------------
Total liabilities ................................................................................................        9,056,980
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $ 483,816,459
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ...............    $     109,686
Investor AShares of beneficial interest, $.10 par value, unlimited number of shares authorized ...................          422,137
Investor B Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ..................           76,566
Investor CShares of beneficial interest, $.10 par value, unlimited number of shares authorized ...................          176,846
Paid-in capital in excess of par .................................................................................      205,869,131
Accumulated net investment loss ..................................................................................         (646,153)
Undistributed net realized gains .................................................................................        5,749,435
Net unrealized appreciation ......................................................................................      272,058,811
                                                                                                                      -------------
Net Assets .......................................................................................................    $ 483,816,459
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $70,220,130 and 1,096,862 shares of beneficial interest outstanding ......    $       64.02
                                                                                                                      =============
Investor A -- Based on net assets of $265,792,494 and 4,221,367 shares of beneficial interest outstanding ........    $       62.96
                                                                                                                      =============
Investor B -- Based on net assets of $45,105,576 and 765,661 shares of beneficial interest outstanding ...........    $       58.91
                                                                                                                      =============
Investor C -- Based on net assets of $102,698,259 and 1,768,461 shares of beneficial interest outstanding ........    $       58.07
                                                                                                                      =============

See Notes to Financial Statements.


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        11

Statement of Operations

For the Six Months Ended January 31, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $97,153 foreign withholding tax) ................................................................    $  1,998,357
Interest from affiliates ..........................................................................................         512,393
Securities lending ................................................................................................          34,943
                                                                                                                       ------------
Total income ......................................................................................................       2,545,693
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ...............................................................................................       1,500,794
Service and distribution fees -- Investor C .......................................................................         533,928
Service fees -- Investor A ........................................................................................         335,215
Service and distribution fees -- Investor B .......................................................................         245,433
Transfer agent -- Investor A ......................................................................................         130,376
Accounting services ...............................................................................................          92,997
Transfer agent -- Investor C ......................................................................................          72,695
Transfer agent -- Institutional ...................................................................................          34,803
Printing ..........................................................................................................          30,409
Registration ......................................................................................................          29,027
Audit and legal ...................................................................................................          28,481
Transfer agent -- Investor B ......................................................................................          28,136
Custodian .........................................................................................................          23,076
Officers' and trustees' ...........................................................................................          15,371
Pricing ...........................................................................................................           2,172
Miscellaneous .....................................................................................................          18,491
                                                                                                                       ------------
Total expenses ....................................................................................................       3,121,404
                                                                                                                       ------------
Net investment loss ...............................................................................................        (575,711)
                                                                                                                       ------------
===================================================================================================================================
Net Realized & Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
    Investments ...................................................................................................      12,528,573
    Foreign currency ..............................................................................................          (7,452)
                                                                                                                       ------------
                                                                                                                         12,521,121
                                                                                                                       ------------
Net change in unrealized appreciation/depreciation on:
    Investments ...................................................................................................       5,912,736
    Foreign currency ..............................................................................................          (4,980)
                                                                                                                       ------------
                                                                                                                          5,907,756
                                                                                                                       ------------
Total net realized and unrealized gain ............................................................................      18,428,877
                                                                                                                       ------------
Net Increase in Net Assets Resulting from Operations ..............................................................    $ 17,853,166
                                                                                                                       ============

See Notes to Financial Statements.


12       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Statements of Changes in Net Assets

                                                                                                     For the Six
                                                                                                     Months Ended        For the
                                                                                                      January 31,       Year Ended
                                                                                                         2008            July 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss ............................................................................    $    (575,711)    $    (638,296)
Net realized gain ..............................................................................       12,521,121        21,401,354
Change in net unrealized appreciation/depreciation .............................................        5,907,756        50,982,396
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................       17,853,166        71,745,454
                                                                                                    -------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains:
    Institutional ..............................................................................       (3,262,488)       (3,514,828)
    Investor A .................................................................................      (10,719,439)      (10,107,517)
    Investor B .................................................................................       (2,061,398)       (2,529,507)
    Investor C .................................................................................       (4,552,267)       (4,757,650)
                                                                                                    -------------------------------
Decrease in net assets resulting from distributions to shareholders ............................      (20,595,592)      (20,909,502)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial interest transactions ............       30,407,656       (33,722,734)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...................................................................       27,665,230        17,113,218
Beginning of period ............................................................................      456,151,229       439,038,011
                                                                                                    -------------------------------
End of period ..................................................................................    $ 483,816,459     $ 456,151,229
                                                                                                    ===============================
End of period accumulated net investment loss ..................................................    $    (646,153)    $     (70,442)
                                                                                                    ===============================

See Notes to Financial Statements.


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        13

Financial Highlights

                                                                               Institutional
                                            ------------------------------------------------------------------------------------
                                             For the Six
                                            Months Ended
                                             January 31,                          For the Year Ended July 31,
                                                2008         -------------------------------------------------------------------
                                             (Unaudited)        2007           2006           2005          2004          2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....    $   63.83      $   55.85      $   44.93      $   29.22     $   21.25     $   18.34
                                              ----------------------------------------------------------------------------------
Net investment income1 ...................          .08            .17            .16            .02            --2          .01
Net realized and unrealized gain .........         2.98          10.65          11.09          15.69          7.97          2.90
                                              ----------------------------------------------------------------------------------
Total from investment operations .........         3.06          10.82          11.25          15.71          7.97          2.91
                                              ----------------------------------------------------------------------------------
Less distributions from net realized gains        (2.87)         (2.84)          (.33)            --            --            --
                                              ----------------------------------------------------------------------------------
Net asset value, end of period ...........    $   64.02      $   63.83      $   55.85      $   44.93     $   29.22     $   21.25
                                              ==================================================================================
================================================================================================================================
Total Investment Return3
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .................         4.47%4        20.98%         25.10%         53.76%        37.51%        15.87%
                                              ==================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses .................................          .78%5          .83%           .82%           .91%         1.00%         1.12%
                                              ==================================================================================
Net investment income ....................          .24%5          .32%           .31%           .05%          .02%          .07%
                                              ==================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .    $  70,220      $  69,739      $  75,429      $  52,148     $  35,088     $  23,981
                                              ==================================================================================
Portfolio turnover .......................            4%             6%            10%            11%           11%           18%
                                              ==================================================================================

1     Based on average shares outstanding.
2     Amount is less than $.01 per share.
3     Total investment returns exclude the effect of any sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


14       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

                                                                               Investor A
                                            ------------------------------------------------------------------------------------
                                             For the Six
                                            Months Ended
                                             January 31,                          For the Year Ended July 31,
                                                2008         -------------------------------------------------------------------
                                             (Unaudited)        2007           2006           2005          2004          2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....    $   62.73      $   54.94      $   44.32      $   28.89     $   21.06     $   18.22
                                              ----------------------------------------------------------------------------------
Net investment income (loss)1 ............         (.01)           .03            .03           (.07)         (.06)         (.03)
Net realized and unrealized gain .........         2.93          10.48          10.92          15.50          7.89          2.87
                                              ----------------------------------------------------------------------------------
Total from investment operations .........         2.92          10.51          10.95          15.43          7.83          2.84
                                              ----------------------------------------------------------------------------------
Less distributions from net realized gains        (2.69)         (2.72)          (.33)            --            --            --
                                              ----------------------------------------------------------------------------------
Net asset value, end of period ...........    $   62.96      $   62.73      $   54.94      $   44.32     $   28.89     $   21.06
                                              ==================================================================================
================================================================================================================================
Total Investment Return2
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .................         4.34%3        20.66%         24.77%         53.41%        37.18%        15.59%
                                              ==================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses .................................         1.04%4         1.08%          1.07%          1.16%         1.25%         1.38%
                                              ==================================================================================
Net investment income (loss) .............         (.03%)4         .05%           .05%          (.20%)        (.23%)        (.17%)
                                              ==================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .    $ 265,792      $ 239,916      $ 208,789      $ 136,740     $  77,035     $  56,094
                                              ==================================================================================
Portfolio turnover .......................            4%             6%            10%            11%           11%           18%
                                              ==================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        15

                                                                               Investor B
                                            ------------------------------------------------------------------------------------
                                             For the Six
                                            Months Ended
                                             January 31,                          For the Year Ended July 31,
                                                2008         -------------------------------------------------------------------
                                             (Unaudited)        2007           2006           2005          2004          2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....    $   59.05      $   52.23      $   42.47      $   27.90     $   20.49     $   17.87
                                              ----------------------------------------------------------------------------------
Net investment loss1 .....................         (.25)          (.35)          (.35)          (.32)         (.25)         (.18)
Net realized and unrealized gain .........         2.78           9.85          10.44          14.89          7.66          2.80
                                              ----------------------------------------------------------------------------------
Total from investment operations .........         2.53           9.50          10.09          14.57          7.41          2.62
                                              ----------------------------------------------------------------------------------
Less distributions from net realized gains        (2.67)         (2.68)          (.33)            --            --            --
                                              ----------------------------------------------------------------------------------
Net asset value, end of period ...........    $   58.91      $   59.05      $   52.23      $   42.47     $   27.90     $   20.49
                                              ==================================================================================
================================================================================================================================
Total Investment Return2
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .................         3.94%3        19.74%         23.82%         52.22%        36.16%        14.66%
                                              ==================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses .................................         1.81%4         1.85%          1.84%          1.93%         2.02%         2.16%
                                              ==================================================================================
Net investment loss ......................         (.79%)4        (.70%)         (.71%)         (.97%)       (1.00%)        (.96%)
                                              ==================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .    $  45,106      $  47,381      $  57,926      $  52,595     $  35,399     $  23,829
                                              ==================================================================================
Portfolio turnover .......................            4%             6%            10%            11%           11%           18%
                                              ==================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


16       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Financial Highlights (concluded)

                                                                               Investor C
                                            ------------------------------------------------------------------------------------
                                             For the Six
                                            Months Ended
                                             January 31,                          For the Year Ended July 31,
                                                2008         -------------------------------------------------------------------
                                             (Unaudited)        2007           2006           2005          2004          2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....    $   58.25      $   51.57      $   41.93      $   27.55     $   20.23     $   17.65
                                              ----------------------------------------------------------------------------------
Net investment loss1 .....................         (.25)          (.36)          (.35)          (.32)         (.25)         (.18)
Net realized and unrealized gain .........         2.74           9.72          10.32          14.70          7.57          2.76
                                              ----------------------------------------------------------------------------------
Total from investment operations .........         2.49           9.36           9.97          14.38          7.32          2.58
                                              ----------------------------------------------------------------------------------
Less distributions from net realized gains        (2.67)         (2.68)          (.33)            --            --            --
                                              ----------------------------------------------------------------------------------
Net asset value, end of period ...........    $   58.07      $   58.25      $   51.57      $   41.93     $   27.55     $   20.23
                                              ==================================================================================
================================================================================================================================
Total Investment Return2
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .................         3.93%3        19.72%         23.84%         52.20%        36.18%        14.62%
                                              ==================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses .................................         1.83%4         1.86%          1.84%          1.93%         2.02%         2.16%
                                              ==================================================================================
Net investment loss ......................         (.81%)4        (.71%)         (.71%)         (.97%)       (1.01%)        (.96%)
                                              ==================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .    $ 102,698      $  99,115      $  96,895      $  56,131     $  29,695     $  11,789
                                              ==================================================================================
Portfolio turnover .......................            4%             6%            10%            11%           11%           18%
                                              ==================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        17

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Natural Resources Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trust offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

The following is a summary of significant accounting policies followed by the
Trust:

Valuation of Investments: Equity investments traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national securities exchange for which there were no sales on that day and equity investments traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Trust's Board of Trustees (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Trust's Board of Trustees.

Derivative Financial Instruments: The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. For certain instruments, the counterparty may pledge cash or securities as collateral.

o Forward foreign exchange contracts: The Trust may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Trust, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trust. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.


18       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. The Trust does not isolate the portion of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end and sold during the period.

The Trust reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective January 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trust, and has determined that the adoption of FIN 48 does not have a material impact on the Trust's financial statements. The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust's U.S. federal tax returns remains open for the years ended July 31, 2004 through July 31, 2007. The statutes of limitations on the Trust's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend dates. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Trust are recorded on the ex-dividend dates.

Securities Lending: The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the NYSE and any additional required collateral is delivered to the Trust on the next business day. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Trust may receive a flat fee for its loan. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Trust may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Recent Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trust's financial statement disclosures, if any, is currently being assessed.


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        19

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Trust's financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with the Manager to provide investment advisory and administration services. The Trust has also entered into separate Distribution Agreements with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor") and has adopted separate Distribution Plans with respect to Investor A, Investor B and Investor C Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays the Manager a monthly fee at an annual rate of .60% of the average daily value of the Trust's net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM, for services it provides, a monthly fee at an annual rate that is a percentage of the management fee paid by the Trust to the Manager.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Trust pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee            Fee
--------------------------------------------------------------------------------
Investor A .........................................     .25%            --
Investor B .........................................     .25%           .75%
Investor C .........................................     .25%           .75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor, provide shareholder servicing and distribution services to the Trust. The ongoing service fee compensates the Distributor and each broker-dealer for providing shareholder servicing to Investor A, Investor B and Investor C shareholders. The ongoing distribution fee compensates each Distributor and the broker-dealers for providing shareholder and distribution-related services to Investor B and Investor C shareholders.

For the six months ended January 31, 2008, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Trust's Investor A Shares, which totaled $78,897.

For the six months ended January 31, 2008, affiliates received contingent deferred sales charges of $24,885 and $9,781 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $13,865 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Trust, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Trust shares. For the six months ended January 31, 2008, the following amounts have been accrued by the Trust to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                        Call
                                                                     Center Fees
--------------------------------------------------------------------------------
Institutional .....................................................    $  342
Investor A ........................................................    $3,205
Investor B ........................................................    $  588
Investor C ........................................................    $  972
--------------------------------------------------------------------------------


20       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

The Trust has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Trust has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended January 31, 2008, BIM received $10,473 in securities lending agent fees.

In addition, MLPF&S received $2,987 in commissions on the execution of portfolio security transactions for the Trust for the six months ended January 31, 2008.

For the six months ended January 31, 2008, the Trust reimbursed the Manager $4,175 for certain accounting services, which is included in accounting services in the Statement of Operations.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Trust's transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2008 were $21,313,300 and $23,974,226 respectively.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $30,407,656 and $(33,722,734) for the six months ended January 31, 2008 and the year ended July 31, 2007, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six Months                                Dollar
Ended January 31, 2008                                  Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         168,852     $ 11,174,046
Shares issued to shareholders in reinvestment
  of distributions ...........................          43,296        3,017,542
                                                    ---------------------------
Total issued .................................         212,148       14,191,588
Shares redeemed ..............................        (207,940)     (13,951,725)
                                                    ---------------------------
Net increase .................................           4,208     $    239,863
                                                    ===========================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended July 31, 2007                                     Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         148,081     $  8,243,582
Shares issued to shareholders in reinvestment
  of distributions ...........................          66,965        3,287,168
                                                    ---------------------------
Total issued .................................         215,046       11,530,750
Shares redeemed ..............................        (472,908)     (25,103,761)
                                                    ---------------------------
Net decrease .................................        (257,862)    $(13,573,011)
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                   Dollar
Ended January 31, 2008                                  Shares         Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion
  of shares ..................................         693,373     $ 46,525,550
Shares issued to shareholders in reinvestment
  of distributions ...........................         132,467        9,080,524
                                                    ---------------------------
Total issued .................................         825,840       55,606,074
Shares redeemed ..............................        (428,827)     (28,017,117)
                                                    ---------------------------
Net increase .................................         397,013     $ 27,588,957
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended July 31, 2007                                     Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         886,905     $ 49,002,617
Automatic conversion of shares ...............           5,312          270,101
Shares issued to shareholders in reinvestment
  of distributions ...........................         173,458        8,409,158
                                                    ---------------------------
Total issued .................................       1,065,675       57,681,876
Shares redeemed ..............................      (1,041,360)     (54,569,195)
                                                    ---------------------------
Net increase .................................          24,315     $  3,112,681
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                   Dollar
Ended January 31, 2008                                  Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................          58,837     $  3,685,290
Shares issued to shareholders in reinvestment
  of distributions ...........................          27,561        1,772,057
                                                    ---------------------------
Total issued .................................          86,398        5,457,347
Shares redeemed and automatic conversion
  of shares ..................................        (123,086)      (7,592,828)
                                                    ---------------------------
Net decrease .................................         (36,688)    $ (2,135,481)
                                                    ===========================


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        21

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended July 31, 2007                                     Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         117,289     $  6,096,933
Shares issued to shareholders in reinvestment
  of distributions ...........................          47,679        2,187,861
                                                    ---------------------------
Total issued .................................         164,968        8,284,794
                                                    ---------------------------
Shares redeemed ..............................        (466,032)     (23,139,293)
Automatic conversion of shares ...............          (5,590)        (270,101)
                                                    ---------------------------
Total redeemed ...............................        (471,622)     (23,409,394)
                                                    ---------------------------
Net decrease .................................        (306,654)    $(15,124,600)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                   Dollar
Ended January 31, 2008                                  Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         229,911     $ 14,293,002
Shares issued to shareholders in reinvestment
  of distributions ...........................          64,720        4,102,221
                                                    ---------------------------
Total issued .................................         294,631       18,395,223
Shares redeemed ..............................        (227,665)     (13,680,906)
                                                    ---------------------------
Net increase .................................          66,966     $  4,714,317
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended July 31, 2007                                     Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         359,983     $ 18,332,102
Shares issued to shareholders in reinvestment
of distributions .............................          95,618        4,334,128
                                                    ---------------------------
Total issued .................................         455,601       22,666,230
Shares redeemed ..............................        (633,132)     (30,804,034)
                                                    ---------------------------
Net decrease .................................        (177,531)    $ (8,137,804)
                                                    ===========================

5. Short-Term Borrowings:

The Trust, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Trust pays a commitment fee of .06% per annum based on the Trust's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Trust did not borrow under the credit agreement during the six months ended January 31, 2008.


22       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Proxy Results

During the six-month period ended January 31, 2008, the shareholders of BlackRock Natural Resources Trust voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was a part of the reorganization of the Trust's Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------
                                                                           Shares Voted      Shares Withheld
                                                                               For             From Voting
------------------------------------------------------------------------------------------------------------
To elect the Trust's Board of Trustees:     James H. Bodurtha                6,087,509           93,789
                                            Bruce R. Bond                    6,087,132           94,166
                                            Donald W. Burton                 6,087,265           94,033
                                            Richard S. Davis                 6,086,417           94,881
                                            Stuart E. Eizenstat              6,085,534           95,764
                                            Laurence D. Fink                 6,085,699           95,599
                                            Kenneth A. Froot                 6,086,396           94,902
                                            Henry Gabbay                     6,087,544           93,754
                                            Robert M. Hernandez              6,087,177           94,121
                                            John F. O'Brien                  6,087,587           93,711
                                            Roberta Cooper Ramo              6,087,027           94,271
                                            Jean Margo Reid                  6,086,858           94,440
                                            David H. Walsh                   6,087,663           96,635
                                            Fred G. Weiss                    6,087,626           93,672
                                            Richard R. West                  6,087,023           94,275
------------------------------------------------------------------------------------------------------------

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trust President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

The Bank of New York
New York, NY 10286

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        23

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Trust's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

The Trust will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 441-7762.


24       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust votes proxies relating to securities held in the Trust's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008        25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


26       BLACKROCK NATURAL RESOURCES TRUST              JANUARY 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Natural Resources Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10303-1/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Natural Resources Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Natural Resources Trust

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Natural Resources Trust

Date: March 24, 2008